Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Technology Portfolio

March 31, 2020

VTC-QTLY-0520
1.814636.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Electronic Equipment & Components - 0.8%
Electronic Manufacturing Services - 0.8%
Flextronics International Ltd. (a)	795,900	$6,665,663
Entertainment - 2.8%
Movies & Entertainment - 2.8%
Netflix, Inc. (a)	58,132	21,828,566
Equity Real Estate Investment Trusts (REITs) - 0.5%
Diversified REITs - 0.5%
Ant International Co. Ltd. Class C (a)(b)(c)	567,730	3,712,954
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (a)(c)	300	0
Interactive Media & Services - 3.3%
Interactive Media & Services - 3.3%
Facebook, Inc. Class A (a)	145,400	24,252,720
Wise Talent Information Technology Co. Ltd. (a)	960,800	1,921,313
		26,174,033
Internet & Direct Marketing Retail - 2.3%
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. (a)	4,200	8,188,824
Pinduoduo, Inc. ADR (a)	269,111	9,696,069
		17,884,893
IT Services - 16.1%
Data Processing & Outsourced Services - 12.4%
Fidelity National Information Services, Inc.	155,751	18,945,552
Fiserv, Inc. (a)	85,937	8,163,156
Genpact Ltd.	84,734	2,474,233
Global Payments, Inc.	38,350	5,531,221
MasterCard, Inc. Class A	112,100	27,078,876
PagSeguro Digital Ltd. (a)	28,900	558,637
PayPal Holdings, Inc. (a)	137,000	13,116,380
Square, Inc. (a)	38,000	1,990,440
Visa, Inc. Class A	124,400	20,043,328
		97,901,823
Internet Services & Infrastructure - 2.5%
GoDaddy, Inc. (a)	152,100	8,686,431
MongoDB, Inc. Class A (a)(d)	41,700	5,693,718
Twilio, Inc. Class A (a)	56,700	5,074,083
		19,454,232
IT Consulting & Other Services - 1.2%
Capgemini SA	46,200	3,860,581
Gartner, Inc. (a)	51,900	5,167,683
		9,028,264

TOTAL IT SERVICES		126,384,319

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	94,814	48,148
Oil, Gas & Consumable Fuels - 0.3%
Oil & Gas Refining & Marketing - 0.3%
Reliance Industries Ltd.	158,000	2,335,618
Road & Rail - 1.9%
Trucking - 1.9%
Lyft, Inc.	131,397	3,528,009
Uber Technologies, Inc.	416,924	11,640,518
		15,168,527
Semiconductors & Semiconductor Equipment - 12.5%
Semiconductor Equipment - 4.2%
Applied Materials, Inc.	318,700	14,602,834
ASML Holding NV (Netherlands)	13,300	3,506,078
KLA-Tencor Corp.	9,200	1,322,408
Lam Research Corp.	55,500	13,320,000
		32,751,320
Semiconductors - 8.3%
Advanced Micro Devices, Inc. (a)	118,700	5,398,476
Marvell Technology Group Ltd.	218,800	4,951,444
Micron Technology, Inc. (a)	429,000	18,043,740
NVIDIA Corp.	71,200	18,768,320
NXP Semiconductors NV	77,300	6,410,489
Qualcomm, Inc.	174,150	11,781,248
		65,353,717

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		98,105,037

Software - 36.8%
Application Software - 16.2%
Adobe, Inc. (a)	94,300	30,010,032
Autodesk, Inc. (a)	99,300	15,500,730
Citrix Systems, Inc.	32,000	4,529,600
Datadog, Inc. Class A (a)	1,900	68,362
Elastic NV (a)	140,200	7,824,562
Everbridge, Inc. (a)	58,700	6,243,332
HubSpot, Inc. (a)	58,300	7,764,977
Intuit, Inc.	46,800	10,764,000
Nutanix, Inc. Class B (a)(e)	6,397	101,073
Salesforce.com, Inc. (a)	168,165	24,212,397
Snowflake Computing, Inc. Class B (b)(c)	712	27,604
Splunk, Inc. (a)	16,400	2,070,172
SS&C Technologies Holdings, Inc.	67,900	2,975,378
Workday, Inc. Class A (a)	72,480	9,438,346
Yext, Inc. (a)(d)	193,600	1,972,784
Zendesk, Inc. (a)	61,500	3,936,615
		127,439,964
Systems Software - 20.6%
Cloudflare, Inc. (a)	3,800	89,224
Crowdstrike Holdings, Inc.	1,200	66,816
Microsoft Corp.	1,007,200	158,845,512
ServiceNow, Inc. (a)	11,500	3,295,670
		162,297,222

TOTAL SOFTWARE		289,737,186

Technology Hardware, Storage & Peripherals - 20.5%
Technology Hardware, Storage & Peripherals - 20.5%
Apple, Inc.	629,715	160,130,226
Western Digital Corp.	34,900	1,452,538
		161,582,764
TOTAL COMMON STOCKS
(Cost $600,357,496)		769,627,708

Convertible Preferred Stocks - 0.4%
Food & Staples Retailing - 0.2%
Food Retail - 0.2%
Roofoods Ltd. Series F (a)(b)(c)	4,211	1,406,179
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series D (a)(b)(c)	33,900	893,265
Road & Rail - 0.1%
Trucking - 0.1%
Convoy, Inc. Series D (b)(c)	28,479	326,893
Software - 0.0%
Application Software - 0.0%
UiPath, Inc.:
Series A1 (b)(c)	3,467	109,523
Series B1 (b)(c)	173	5,465
Series B2 (b)(c)	860	27,167
		142,155
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,786,740)		2,768,492

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.29% (f)	22,351,145	22,357,850
Fidelity Securities Lending Cash Central Fund 0.28% (f)(g)	1,565,985	1,566,298
TOTAL MONEY MARKET FUNDS
(Cost $23,924,088)		23,924,148
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $627,068,324)		796,320,348
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(9,524,850)
NET ASSETS - 100%		$786,795,498

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,509,050 or 0.8% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,073 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$3,184,965
Convoy, Inc. Series D	10/30/19	$385,606
Reddit, Inc. Series D	2/4/19	$735,166
Roofoods Ltd. Series F	9/12/17	$1,488,886
Snowflake Computing, Inc. Class B	3/19/20	$27,616
UiPath, Inc. Series A1	6/14/19	$136,432
UiPath, Inc. Series B1	6/14/19	$6,808
UiPath, Inc. Series B2	6/14/19	$33,842

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,191
Fidelity Securities Lending Cash Central Fund	1,704
Total	$38,895

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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